Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED INSTITUTIONAL TRUST
Prospectus Date	rr_ProspectusDate	Oct. 31, 2016
Document Creation Date	dei_DocumentCreationDate	Jul. 03, 2017